Activities of Orange Bank - Fair value of financial liabilities (Details) - Operating segments [member] - Orange Bank, operating segment [member] - Financial liabilities at amortised cost, category [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			€ (93)
Trade payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(93)
Debts [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (4,307)	€ (4,862)
Financial liabilities, fair value			(4,660)
Debts [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (4,307)	€ (4,862)
Financial liabilities, fair value			(4,660)
Financial liabilities, excluding derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(308)
Financial liabilities, excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			(252)
Financial liabilities, excluding derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value			€ (56)